UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Item 1. Reports to Stockholders

This filing is on behalf of one of the six series of portfolios of SunAmerica Series, Inc.

SEMI-ANNUAL REPORT 2018

SunAmerica Series, Inc.

■  AIG Focused Dividend Strategy II Fund

aig.com/funds

Table of Contents

A Message from the President	1
Expense Example	2
Statement of Assets and Liabilities	4
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Portfolio of Investments	9
Notes to Financial Statements	12

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual update for the AIG Focused Dividend Strategy II Fund, a series of SunAmerica Series, Inc., for the six-month period ended April 30, 2018.

Overall, global equities and global bonds advanced during the semi-annual period, though volatility across markets heightened significantly. Investor sentiment was dominated by global economic data, central bank monetary policy and political events.

On the following pages, you will find financial statements and portfolio information for the AIG Focused Dividend Strategy II Fund for the six-month period ended April 30, 2018.

Thank you for being a part of the SunAmerica Series Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website at www.aig.com/funds.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The AIG Focused Dividend Strategy II Fund holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

EXPENSE EXAMPLE — April 30, 2018 — (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of the AIG Focused Dividend Strategy II Fund (the "Fund"), a series of SunAmerica Series, Inc. (the "Series"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and account maintenance fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2017 and held until April 30, 2018.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended April 30, 2018" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended April 30, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2018" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended April 30, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended April 30, 2018 column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's Prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended April 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, small account fees and administrative fees, if applicable, to your account. Please refer to the Fund's Prospectus, and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2018 — (unaudited) (continued)

	Actual			Hypothetical
Fund	Beginning Account Value At November 1, 2017	Ending Account Value Using Actual Return at April 30, 2018	Expenses Paid During the Six Months Ended April 30, 2018*	Beginning Account Value At November 1, 2017	Ending Account Value Using a Hypothetical 5% Annual Return at April 30, 2018*	Expenses Paid During the Six Months Ended April 30, 2018*	Annualized Expense Ratio*
AIG Focused Dividend Strategy II Fund#	$1,000.00	$1,038.39	$6.32	$1,000.00	$1,018.60	$6.26	1.25%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, small account fees, and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2018" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2018" and the "Annualized Expense Ratio" would have been lower.

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2018 (unaudited)

AIG Focused Dividend Strategy II Fund#
ASSETS:
Investments at value (unaffiliated)*	$1,235,008
Cash	25,339
Receivable for:
Dividends and interest	1,899
Prepaid expenses and other assets	7,037
Due from investment adviser for expense reimbursements/feewaivers	12,583
Due from distributor for expense reimbursements/fee waivers	672
Total assets	1,282,538
LIABILITIES:
Payable for:
Investments purchased	18,551
Investment advisory and management fees	591
Distribution and account maintenance fees	345
Transfer agent fees and expenses	617
Other accrued expenses	64,470
Total liabilities	84,574
Net Assets	$1,197,964
*Cost
Investments (unaffiliated)	$1,276,742

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2018 — (unaudited) (continued)

AIG Focused Dividend Strategy II Fund#
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$10
Paid-in capital	1,207,647
1,207,657
Accumulated undistributed net investment income (loss)	1,070
Accumulated undistributed net realized gain (loss) on investments	30,971
Unrealized appreciation (depreciation) on investments	(41,734)
Net Assets	$1,197,964
Class A:
Net assets	$1,197,964
Shares outstanding	100,174
Net asset value and redemption price per share (excluding any
applicable contingent deferred sales charge)	$11.96
Maximum sales charge (5.75% of offering price)	0.73
Maximum offering price to public	$12.69

See Notes to Financial Statements.

STATEMENT OF OPERATIONS — For the six months ended April 30, 2018 — (unaudited)

AIG Focused Dividend Strategy II Fund#
INVESTMENT INCOME:
Dividends (unaffiliated)	$23,577
Interest (unaffiliated)	10
Total investment income*	23,587
Expenses:
Investment advisory and management fees	3,617
Distribution and account maintenance fees:
Class A	2,110
Transfer agent fees and expenses:
Class A	1,715
Registration fees:
Class A	248
Custodian and accounting fees	14,540
Reports to shareholders	6,513
Audit and tax fees	22,229
Legal fees	7,664
Directors' fees and expenses	20
Other expenses	9,987
Total expenses before fee waivers, expense reimbursements, and expense recoupments	68,643
Net (fees waived and expenses reimbursed) / recouped by investment advisor / distributor (Note 3)	(61,107)
Net expenses	7,536
Net investment income (loss)	16,051
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	31,277
Net realized gain (loss) on investments and foreign currencies	31,277
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,070)
Net unrealized gain (loss) on investments and foreign currencies	(3,070)
Net realized and unrealized gain (loss) on investments and foreign currencies	28,207
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,258

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	AIG Focused Dividend Strategy II Fund#
	For the six months ended April 30, 2018 (unaudited)	For the year ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$16,051	$31,740
Net realized gain (loss) on investments and foreign currencies	31,277	100,733
Net unrealized gain (loss) on investments and foreign currencies	(3,070)	(17,748)
Net increase (decrease) in net assets resulting from operations	44,258	114,725
Distributions to shareholders from:
Net investment income (Class A)	(15,756)	(33,191)
Net realized gain on securities (Class A)	(100,600)	(25,592)
Total distributions to shareholders	(116,356)	(58,783)
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	116,356	58,783
Total increase (decrease) in net assets	44,258	114,725
NET ASSETS:
Beginning of period	1,153,706	1,038,981
End of period†	$1,197,964	$1,153,706
†Includes accumulated undistributed net investment income (loss)	$1,070	$775

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value, begin- ning of period	Net investment income(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total Distri- butions	Net Asset Value, end of period	Total Return(2)	Net Assets, end of period (000's)	Ratio of expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Port- folio Turn- over
AIG FOCUSED DIVIDEND STRATEGY II FUND
Class A
07/02/15@-10/31/15	$12.00	$0.07	$(0.13)	$(0.06)	$(0.07)	$—	$(0.07)	$11.87	(0.49)%	$995	1.25	%(3)	1.83	%(3)	4%
10/31/16	11.87	0.34	0.17	0.51	(0.33)	(0.00)	(0.33)	12.05	4.39	1,039	1.25		2.80		60
10/31/17	12.05	0.35	0.98	1.33	(0.37)	(0.30)	(0.67)	12.71	11.07	1,154	1.25		2.81		60
4/30/18(5)	12.71	0.16	0.37	0.53	(0.17)	(1.11)	(1.28)	11.96	3.84	1,198	1.25	(3)	2.66	(3)	8

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):

Fund	10/31/15(3)	10/31/16	10/31/17	04/30/18(3)(5)
AIG Focused Dividend Strategy II Class A	31.39%	10.65%	10.36%	10.14%

(5)  Unaudited

@  Commencement of Operations

See Notes to Financial Statements

AIG Focused Dividend Strategy II Fund

PORTFOLIO PROFILE — April 30, 2018 — (unaudited)

Industry Allocation*
Food-Misc./Diversified	9.3%
Medical-Drugs	7.7
Oil Companies-Integrated	7.5
Advertising Agencies	7.2
Retail-Apparel/Shoe	6.3
Oil Refining & Marketing	6.1
Printing-Commercial	4.8
Networking Products	4.6
Chemicals-Diversified	4.4
Computers	4.0
Commercial Services-Finance	3.9
Telephone-Integrated	3.8
Retail-Regional Department Stores	3.8
Enterprise Software/Service	3.8
Medical-Biomedical/Gene	3.7
Beverages-Non-alcoholic	3.5
Pharmacy Services	3.3
Computer Services	3.2
Cosmetics & Toiletries	2.9
Tobacco	2.8
Office Automation & Equipment	2.7
Retail-Misc./Diversified	2.1
Diversified Manufacturing Operations	1.7
103.1%

* Calculated as a percentage of net assets

AIG Focused Dividend Strategy II Fund

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS—103.1%
Advertising Agencies—7.2%
Interpublic Group of Cos., Inc.	1,796	$42,367
Omnicom Group, Inc.	589	43,386
		85,753
Beverages-Non-alcoholic—3.5%
Coca-Cola Co.	980	42,346
Chemicals-Diversified—4.4%
LyondellBasell Industries NV, Class A	499	52,759
Commercial Services-Finance—3.9%
H&R Block, Inc.	1,708	47,226
Computer Services—3.2%
International Business Machines Corp.	263	38,124
Computers—4.0%
HP, Inc.	2,232	47,966
Cosmetics & Toiletries—2.9%
Procter & Gamble Co.	483	34,940
Diversified Manufacturing Operations—1.7%
General Electric Co.	1,454	20,458
Enterprise Software/Service—3.8%
CA, Inc.	1,291	44,927
Food-Misc./Diversified—9.3%
Campbell Soup Co.	934	38,088
General Mills, Inc.	737	32,236
Kellogg Co.	694	40,877
		111,201
Medical-Biomedical/Gene—3.7%
Gilead Sciences, Inc.	618	44,638
Medical-Drugs—7.7%
Merck & Co., Inc.	794	46,743
Pfizer, Inc.	1,249	45,726
		92,469
Networking Products—4.6%
Cisco Systems, Inc.	1,246	55,185
Office Automation & Equipment—2.7%
Pitney Bowes, Inc.	3,169	32,387
Oil Companies-Integrated—7.5%
Chevron Corp.	397	49,669
Exxon Mobil Corp.	516	40,119
		89,788
Oil Refining & Marketing—6.1%
PBF Energy, Inc., Class A	1,905	73,019
Pharmacy Services—3.3%
CVS Health Corp.	564	39,384
Printing-Commercial—4.8%
LSC Communications, Inc.	1,629	28,475
RR Donnelley & Sons Co.	3,391	28,654
		57,129
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe—6.3%
Gap, Inc.	1,632	$47,720
L Brands, Inc.	811	28,312
		76,032
Retail-Misc./Diversified—2.1%
GameStop Corp., Class A	1,855	25,321
Retail-Regional Department Stores—3.8%
Macy's, Inc.	1,461	45,393
Telephone-Integrated—3.8%
Verizon Communications, Inc.	920	45,402
Tobacco—2.8%
Altria Group, Inc.	591	33,161
TOTAL INVESTMENTS (cost $1,276,742)(1)	103.1%	1,235,008
Liabilities in excess of other assets	(3.1)	(37,044)
NET ASSETS	100.0%	$1,197,964

(1) See Note 5 for cost of investments on a tax basis.

AIG Focused Dividend Strategy II Fund

PORTFOLIO OF INVESTMENTS — April 30, 2018 — (unaudited) (continued)

The following is a summary of the inputs used to value the Funds's net assets as of April 30, 2018 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,235,008	$—	$—	$1,235,008

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited)

Note 1.  Organization

SunAmerica Series, Inc. (the "Series"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Series is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Series consists of six separate mutual funds, one of which is included in this report; AIG Focused Dividend Strategy II Fund (the "Fund").

The investment goal of the Fund is total return (including capital appreciation and current income). The Fund's principal investment strategy is value. The principal investment technique of the Fund is to employ a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and broader market. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

The Fund is diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: The shares of the Fund are not offered for sale as of the date of this shareholder report. The Class A shares of the Fund are presented in the Statement of Assets and Liabilities. There are no Class C and Class W shares outstanding as of the date of this report. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective March 1, 2018, Class C shares will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 Plan and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services.

Indemnification: Under the Series' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Series. In addition, pursuant to Indemnification Agreements between the Series and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Series (collectively, the "Disinterested Directors"), the Series provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Series, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Series enters into contracts that contain the obligation to indemnify others. The Series' maximum exposure under these arrangements is unknown. Currently, however, the Series expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or pay upon transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors ("the Board"), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of April 30, 2018, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter ("OTC") market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions received from the Fund's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to the Series are allocated to the Fund based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to the Fund as incurred on a specific identification basis.

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

Dividends from net investment income, if any, are normally paid quarterly for the Fund. Capital gain distributions, if any, are paid annually. The Fund reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Fund records dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2016 or expected to be taken in the Fund's 2017 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. The Fund is subject to U.S. federal and state examinations by tax authorities for years 2015 and 2016.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Series, on behalf of the Fund, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by the Fund to SunAmerica as full compensation for services and facilities furnished to the Fund, based on the average daily net assets of the Fund: 0.60% on the first $1.5 billion; 0.50% on the next $1.5 billion; and 0.40% in excess of $3 billion.

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentage of the Fund's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Fund's business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Trustees.

Fund	Percentage
AIG Focused Dividend Strategy II Class A	1.25%

For the six months ended April 30, 2018, pursuant to the contractual expense limitations in the above table SunAmerica has waived and/or reimbursed expenses as follows:

Fund	Fund Level Expenses Reimbursed
AIG Focused Dividend Strategy II	$57,032
Fund	Class Specific Expenses Reimbursed
AIG Focused Dividend Strategy II Class A	$1,965

At April 30, 2018, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Fund Level Expenses Reimbursed
Fund	October 31, 2018	October 31, 2019	April 30, 2020
AIG Focused Dividend Strategy II	$51,828	$109,309	$57,032
	Class Specific Expenses Reimbursed
Fund	October 31, 2018	October 31, 2019	April 30, 2020
AIG Focused Dividend Strategy II Class A	$2,156	$3,739	$1,965

The Series, on behalf of the Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of SunAmerica. The Fund has adopted a Distribution Plan on behalf of each class of shares of the Fund (other than Class W shares of the Fund) (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan and Class C Plan of the Fund, the Distributor receives a distribution fee from the Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class's Plan may exceed the Distributor's distribution costs as described above. The Plans provide that each class of shares of the Fund will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

providing continuing account maintenance. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended April 30, 2018, ACS waived fees in the amount of $2,110 for Class A shares of the Fund and no fees were earned for the Class C shares since Class C shares of the Fund were not offered for sale during the period of this shareholder report.

The Series, on behalf of the Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the six months ended April 30, 2018, there were no fees earned since Class W shares of the Fund were not offered for sale during the annual period of this shareholder report.

ACS receives sales charges on the Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A shares and Class C shares. ACS has advised the Fund that for the six months ended April 30, 2018, there were no proceeds received from sales since shares of the Fund were not offered for sale during the annual period of this shareholder report.

The Series, on behalf of the Fund, has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of SunAmerica. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Fund's transfer agent, DST Asset Manager Solutions, Inc. ("DST"), in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, pursuant to which AFS receives a fee from the Fund to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended April 30, 2018, the Fund incurred the following expenses, which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

Fund	Expense	Payable At April 30, 2018
AIG Focused Dividend Strategy II	$1,326	$217

As of the six months ended April 30, 2018, SunAmerica owned 100% of the outstanding shares of the AIG Focused Dividend Strategy II Fund.

Note 4.  Purchases and Sales of Investment Securities

During the six months ended April 30, 2018, the Fund's cost of purchases and proceeds from sale of long-term Investments were $106,804 and $93,587, respectively.

Note 5.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, and non-deductible expenses.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2017
Fund	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
AIG Focused Dividend Strategy II	$73,658	$27,716	$(38,969)	$58,783	$—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

NOTES TO FINANCIAL STATEMENTS — April 30, 2018 — (unaudited) (continued)

For the six months ended April 30, 2018, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, were as follows:

AIG Focused Dividend Strategy II Fund
Cost (tax basis)	$1,277,047
Appreciation	122,521
Depreciation	(164,559)
Net unrealized appreciation (depreciation)	$(42,038)

On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 6.  Capital Share Transactions

	AIG Focused Dividend Strategy II Fund
	Class A
	For the six months ended April 30, 2018 (unaudited)		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Reinvested dividends	9,396	116,356	4,574	58,783
Shares redeemed	—	—	—	—
Net increase (decrease)	9,396	$116,356	4,574	$58,783

Note 7.  Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Series' custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended April 30, 2018, the Fund had no borrowings.

Note 8.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Fund to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2018, the Fund did not participate in this program.

AIG Funds

Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

Eileen A. Kamerick

Officers

John T. Genoy, President
and Chief Executive Officer

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Tim Pettee, Vice President

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Christopher C. Joe, Chief Compliance Officer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.
303 W 11th Street

Kansas City, MO 64105

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to securities held in the Fund which is available in the Series' Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. PORTFOLIOS

Information regarding how SunAmerica Series, Inc. Funds voted proxies relating to securities held in the SunAmerica Series, Inc. Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.aig.com/funds
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

FD2SAN - 4/18

aig.com/funds

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a))
attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and
Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	July 6, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	July 6, 2018